42. Condensed Unconsolidated Financial Information of Companhia Paranaense de Energia – Copel (Details 5) - Companhia Paranaense de Energia – Copel - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfRelatedPartyBalancesLineItems [Line Items]
Noncurrent assets	R$ 511,477	R$ 336,681
Estado do Paraná
DisclosureOfRelatedPartyBalancesLineItems [Line Items]
Noncurrent assets	130,156	130,156
Copel Distribuição
DisclosureOfRelatedPartyBalancesLineItems [Line Items]
Noncurrent assets	89,296	90,640
Copel Telecomunicações
DisclosureOfRelatedPartyBalancesLineItems [Line Items]
Noncurrent assets	5,189	85,421
Eólicas
DisclosureOfRelatedPartyBalancesLineItems [Line Items]
Noncurrent assets	221,327	0
Structure sharing
DisclosureOfRelatedPartyBalancesLineItems [Line Items]
Noncurrent assets	27,273	1,496
Voltalia
DisclosureOfRelatedPartyBalancesLineItems [Line Items]
Noncurrent assets	38,169	28,968
Structure sharing
DisclosureOfRelatedPartyBalancesLineItems [Line Items]
Noncurrent assets	R$ 67	R$ 0